Financial instruments and risk management (Details Narrative)	12 Months Ended
Dec. 31, 2017
Financial Instruments And Risk Management Details Narrative
Foreign currency risk, description	A 5% shift in foreign exchange rates would result in a gain or loss of $280 accordingly, the Company is not exposed to significant foreign currency risk.